Business Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Net investment income	$ 1,677	$ 762	$ 517
Net realized investment gains (losses)	17	(17)
Other income	38	18	3,996
Total revenues	1,732	763	4,513
Benefits and expenses
Life and health insurance claims and benefits, net			2
Interest credited to policyholder account balances, net	40	(15)
Operating and other expenses	343	151	1,709
Total benefits and expenses	383	136	1,711
Income (loss) before income taxes	1,349	627	2,802
Income tax expense (benefit)	(2)	(182)	723
Net income (loss)	1,351	809	2,079
Change in unrealized gains (losses), net of tax expense (benefit)	1,268	(188)	334
Reclassification adjustment for (gains) included in net income, net of tax (benefit)	(7)	(52)
Other comprehensive income (loss)	1,261	(240)	334
Total comprehensive income (loss)	2,612	569	2,413
Reinsurance recoverable from affiliate	23,927	24,034	23,973
Assets on deposit	4,274,964	3,138,096	2,453,033
Claim and policy benefit reserves - life and health	22,551	26,836	23,052
Policyholder account balances	4,281,679	3,142,077	2,456,634
Annuities [Member]
Revenues
Net investment income
Net realized investment gains (losses)
Other income
Total revenues
Benefits and expenses
Life and health insurance claims and benefits, net
Interest credited to policyholder account balances, net	40	(15)
Operating and other expenses			113
Total benefits and expenses	40	(15)	113
Income (loss) before income taxes	(40)	15	(113)
Income tax expense (benefit)		3	(40)
Net income (loss)	(40)	12	(73)
Change in unrealized gains (losses), net of tax expense (benefit)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)
Other comprehensive income (loss)
Total comprehensive income (loss)	(40)	12	(73)
Reinsurance recoverable from affiliate
Assets on deposit	4,274,964	3,138,096	2,453,033
Claim and policy benefit reserves - life and health		6,067	2,364
Policyholder account balances	4,274,964	3,138,096	2,453,033
Life and Health [Member]
Revenues
Net investment income	1,677	762	517
Net realized investment gains (losses)	17	(17)
Other income	38	18	3,996
Total revenues	1,732	763	4,513
Benefits and expenses
Life and health insurance claims and benefits, net			2
Interest credited to policyholder account balances, net
Operating and other expenses	343	151	1,596
Total benefits and expenses	343	151	1,598
Income (loss) before income taxes	1,389	612	2,915
Income tax expense (benefit)	(2)	(185)	763
Net income (loss)	1,391	797	2,152
Change in unrealized gains (losses), net of tax expense (benefit)	1,268	(188)	334
Reclassification adjustment for (gains) included in net income, net of tax (benefit)	(7)	(52)
Other comprehensive income (loss)	1,261	(240)	334
Total comprehensive income (loss)	2,652	557	2,486
Reinsurance recoverable from affiliate	23,927	24,034	23,973
Assets on deposit
Claim and policy benefit reserves - life and health	22,551	20,769	20,688
Policyholder account balances	$ 6,715	$ 3,981	$ 3,601